Note receivables (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Legal obligors
Receivables		R$ 3,522,349	R$ 1,715,514
Itau
Legal obligors
Receivables		1,239,694	344,174
Bradesco
Legal obligors
Receivables		416,268	151,041
Banco do Brasil
Legal obligors
Receivables		371,838	120,839
CEF
Legal obligors
Receivables		153,658	54,816
Santander
Legal obligors
Receivables		433,560	127,780
Other
Legal obligors
Receivables		535,801	144,189
Total card issuers
Legal obligors
Receivables	[1]	3,150,819	942,839
Vero
Legal obligors
Receivables		21,463	331,807
Cielo
Legal obligors
Receivables		232,315	355,949
Redecard
Legal obligors
Receivables		45,289	56,025
Amex
Legal obligors
Receivables		39,608	4,090
Other
Legal obligors
Receivables		31,864	24,804
Total acquirers
Legal obligors
Receivables	[2]	370,539	772,675
Other
Legal obligors
Receivables		991
Total other
Legal obligors
Receivables		991
Visa
Legal obligors
Receivables		1,192,167	429,104
Visa | Itau
Legal obligors
Receivables		237,335	99,433
Visa | Bradesco
Legal obligors
Receivables		333,108	115,009
Visa | Banco do Brasil
Legal obligors
Receivables		287,334	91,414
Visa | CEF
Legal obligors
Receivables		69,974	23,837
Visa | Santander
Legal obligors
Receivables		122,614	48,695
Visa | Other
Legal obligors
Receivables		141,802	50,716
Visa | Total card issuers
Legal obligors
Receivables	[1]	1,192,167	429,104
Master
Legal obligors
Receivables		1,707,835	513,735
Master | Itau
Legal obligors
Receivables		751,542	244,741
Master | Bradesco
Legal obligors
Receivables		83,160	36,032
Master | Banco do Brasil
Legal obligors
Receivables		84,504	29,425
Master | CEF
Legal obligors
Receivables		83,684	30,979
Master | Santander
Legal obligors
Receivables		310,946	79,085
Master | Other
Legal obligors
Receivables		393,999	93,473
Master | Total card issuers
Legal obligors
Receivables	[1]	1,707,835	R$ 513,735
Hipercard
Legal obligors
Receivables		250,817
Hipercard | Itau
Legal obligors
Receivables		250,817
Hipercard | Total card issuers
Legal obligors
Receivables	[1]	R$ 250,817

[1]	Card issuers: receivables derived from transactions where PagSeguro Brazil acts as the financial intermediary in operations with the issuing banks, related to the intermediation agreements between PagSeguro Brazil and Visa or Mastercard. However, PagSeguro Brazil's contractual note receivables are with the financial institutions, which are the legal obligors on the note receivables. Additionally, amounts due within 27 days of the original transaction, including those that fall due with the first installment of installment receivables, are guaranteed by Visa or Mastercard, as applicable, in the event that the legal obligors do not make payment. PagSeguro Brazil started operating directly as a financial intermediary in 2016.
[2]	Acquirers: refers to card processing transactions to be received from the acquirers, which are third parties acting as financial intermediaries between the issuing bank and PagSeguro Brazil. This balance also includes the receivables from sales of debit and credit card readers.